UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [    ]; Amendment Number: __________
         This Amendment (Check only one.):  [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Seth W. Hamot*
Address:       c/o Roark, Rearden & Hamot Capital Management, LLC
               420 Boylston Street
               Boston, MA 02116

Form 13F File Number:  28-11733

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Seth W. Hamot
Phone:         (617) 595-4400

Signature, Place, and Date of Signing:

/s/ Seth W. Hamot          Boston, MA                          April 8, 2008
------------------         -----------------                   ---------------

* Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital Management, LLC and the managing member of Roark, Rearden & Hamot, LLC. Roark, Rearden & Hamot Capital Management, LLC is the management company to Costa Brava Partnership III L.P. Roark, Rearden & Hamot, LLC is the general partner of Costa Brava Partnership III L.P.

Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number           Name

28-11722                       Roark, Rearden & Hamot Capital Management, LLC